Capitalized Software, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capitalized Computer Software, Net [Abstract]
Capitalized Software, Net
6.	CAPITALIZED SOFTWARE, NET
Capitalized software, net consist of the following:

	March 31, 2022	December 31, 2021
Website costs	$3,747	$3,571
Development in Process	2,610	2,294
Less: accumulated amortization	(1,544)	(1,311)

	$4,813	$4,554

Total amortization expense for capitalized software was $233 and $147 for the three months ended March 31, 2022 and 2021, respectively.
The Company’s capitalized software is all held within the United States.

6. CAPITALIZED SOFTWARE, NET
Capitalized software, net consist of the following (in thousands):

	2021	2020
Website costs	$3,571	$2,522
Development in process	2,294	703
Less: accumulated amortization	(1,311)	(625)

	$4,554	$2,600

Total amortization expense for capitalized software was $687, $462, and $163 for the years ended December 31, 2021, 2020, and 2019 respectively.
The Company’s capitalized software is all held within the United States.